UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

	Villere Balanced Fund

	SCHEDULE OF INVESTMENTS at May 31, 2008 (Unaudited)

Shares		Value

	COMMON STOCKS: 69.0%

	Aerospace & Defense: 2.4%
70,000	AAR Corp. *	$1,349,600

	Biotechnology: 4.5%
115,000	Luminex Corp. *	2,557,600

	Chemicals: 6.5%
108,000	American Vanguard Corp.	1,443,960
75,000	Zoltek Co., Inc. *	2,267,250
		3,711,210

	Commercial Banks: 8.3%
70,100	Bank of the Ozarks, Inc.	1,708,337
136,000	First State Bancorp.	1,054,000
44,000	Hancock Holding Co.	1,957,560
		4,719,897

	Diversified Financial Services: 3.1%
41,000	J.P. Morgan Chase & Co.	1,763,000

	Energy Equipment & Services: 8.9%
136,300	ION Geophysical Corp. *	2,233,957
72,000	PHI, Inc. *	2,823,840
		5,057,797

	Health Care Providers & Services: 4.3%
48,200	Quest Diagnostics, Inc.	2,429,762

	Internet Software & Services: 4.3%
295,500	NIC, Inc.	2,411,280

	IT Services: 3.3%
95,000	Euronet Worldwide, Inc. *	1,858,200

	Machinery: 3.0%
185,350	3D Systems Corp. *	1,697,806

	Oil & Gas: 3.8%
98,500	Delta Petroleum Corp. *	2,176,850

	Oil & Gas Exploration & Production: 5.3%
72,000	Gulf Island Fabrication, Inc.	2,979,360

	Software: 4.0%
138,500	EPIQ Systems, Inc. *	2,283,865

	Specialty Retail: 7.3%
126,500	Cabela's, Inc.- Class A *	1,752,025
82,800	Collective Brands, Inc. *	938,124
54,700	O'Reilly Automotive, Inc. *	1,430,405
		4,120,554

	TOTAL COMMON STOCKS
	(Cost $35,561,428)	39,116,781

Principal
Amount
	CORPORATE BONDS: 26.7%

	Aerospace & Defense: 0.5%
	General Dynamics Corp.
$ 300,000	5.375%, 08/15/2015	304,861

	Capital Markets: 0.8%
	Goldman Sachs Group, Inc.
200,000	6.875%, 01/15/2011	209,906
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	245,435
		455,341
	Chemicals: 1.8%
	Du Pont E.I. De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	1,000,966

	Commercial Banks: 1.6%
	BB&T Corp.
1,000,000	4.900%, 06/30/2017	893,363

	Commercial Services & Supplies: 1.7%
	International Lease Finance Corp.
1,000,000	5.875%, 05/01/2013	980,110

	Computers & Peripherals: 0.5%
	International Business Machines Corp.
250,000	4.750%, 11/29/2012	252,765

	Diversified Financial Services: 4.9%
	CIT Group, Inc.
2,000,000	5.000%, 02/01/2015	1,614,948
	Countrywide Home Loans, Inc.
750,000	4.000%, 03/22/2011	672,067
	JPMorgan Chase & Co.
500,000	4.875%, 03/15/2014	484,035
		2,771,050
	Diversified Telecommunication Services: 0.7%
	AT&T Corp.
415,000	6.000%, 03/15/2009	420,854

	Energy Equipment & Services: 1.4%
	PHI, Inc.
800,000	7.125%, 04/15/2013	776,000

	Food Products: 1.6%
	Kraft Foods, Inc.
400,000	5.250%, 10/01/2013	391,518
	McCormick & Co., Inc.
500,000	3.350%, 04/15/2009	501,359
		892,877

	Holding And Other Investment Offices: 3.0%
	Colonial Bank
2,033,000	6.375%, 12/01/2015	1,718,932

	Household Durables: 2.6%
	Leggett & Platt, Inc.
1,500,000	4.650%, 11/15/2014	1,451,425

	Household Products: 0.8%
	Procter & Gamble Co.
450,000	3.500%, 12/15/2008	451,319

	Insurance: 1.3%
	Prudential Financial, Inc.
750,000	5.000%, 01/15/2013	756,944

	Road & Rail: 0.2%
	CSX Transportation, Inc.
125,000	7.770%, 04/01/2010	132,424

	Specialty Retail: 3.3%
	The Home Depot, Inc.
2,000,000	5.400%, 03/01/2016	1,885,444

	TOTAL CORPORATE BONDS
	(Cost $16,096,879)	15,144,675

	SHORT-TERM INVESTMENT: 4.3%

	Investment Company: 4.3%
2,467,908	Federated Cash Trust Money Market	2,467,908
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,467,908)	2,467,908

	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $54,126,215)	56,729,364
	Liabilities in Excess of Other Assets: 0.0%	(15,092)
	TOTAL NET ASSETS: 100.0%	$56,714,272

*	Non Income Producing

	The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

	Cost of investments	$54,126,215
	Gross unrealized appreciation	8,551,500
	Gross unrealized depreciation	(5,948,351)
	Net unrealized appreciation	$2,603,149

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
                                            Robert M. Slotky, President

Date  July 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
                                                 Robert M. Slotky, President

Date  July 1, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
                                                 Eric W. Falkeis, Treasurer

Date  July 14, 2008

* Print the name and title of each signing officer under his or her signature.